SHARE CAPITAL - Disclosure of share appreciation rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share appreciation rights, outstanding, beginning of year	51,349	181,739
Share appreciation rights, weighted average grant price, beginning of year	$ 5.07	$ 5.12
Share appreciation rights, cancelled	(28,036)	(130,390)
Share appreciation rights, cancelled, weighted average grant price	$ 5.15	$ 5.13
Share appreciation rights, outstanding, end of year	23,313	51,349
Share appreciation rights, weighted average grant price, end of year	$ 4.97	$ 5.07
Share appreciation rights, exercisable	23,313	43,870
Share appreciation rights, exercisable, weighted average grant price	$ 4.97	$ 5.09